Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

Year	Summary Comp. Table for CEO ($)	Comp. Actually Paid to CEO ($)	Avg. Summary Comp. Table Total for Non-CEO NEOs* ($)	Average Comp. Actually Paid to Non-CEO NEOs* ($)	Value of Initial Fixed $100 Investment Based On: TSR+ ($)	Net Loss ($)
Timothy R. Miller, CEO
2024	425,000	425,000	237,500	237,500	-	(832,146)
2023	397,000	397,000	227,500	227,500	-	(1,389,294)
2022	372,000	372,000	207,900	207,900	-	(1,149,984)

Named Executive Officers, Footnote [Text Block]	NEOs – Named Executive Officers, Gregg E. Zahn, Chairman and Shane S. Mitchell, CFO, Secretary, Treasurer for all years presented
PEO Total Compensation Amount	$ 425,000	$ 397,000	$ 372,000
PEO Actually Paid Compensation Amount	425,000	397,000	372,000
Non-PEO NEO Average Total Compensation Amount	237,500	227,500	207,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 237,500	227,500	207,900
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid (“CAP”) to the CEO (and the average CAP to the other NEOs) with Texas Republic’s Net Loss

The Company’s Net Loss decreased from the period ended 2022 compared to the period ended 2023. Over that same time comparison, the CAP to the CEO and the average CAP to the other NEOs increased. The Company’s Net Loss improved by $557,148, or 40%, from the period ended 2023 compared to the period ended 2024. Over that same time comparison, the CAP to the CEO increased by $28,000 and the average CAP to the other NEOs increased by $10,000. The Company continues to be focused on making decisions that will result in significant long-term value creation for the Company and its shareholders.
Total Shareholder Return Amount
Net Income (Loss) Attributable to Parent	$ (832,146)	$ (1,389,294)	$ (1,149,984)
PEO Name	Timothy R. Miller	Timothy R. Miller	Timothy R. Miller
Additional 402(v) Disclosure [Text Block]	TSR – Total Shareholder Return - In the absence of an established trading market for the common stock, the registrant is unable to calculate the Total Shareholder Return.